Asbestos - Additional Information (Detail)								12 Months Ended
	Jul. 03, 2017 USD ($)	Jul. 01, 2016 USD ($)	Jul. 01, 2016 AUD	Jul. 01, 2015 USD ($)	Jul. 01, 2015 AUD	Jul. 01, 2014 USD ($)	Jul. 01, 2014 AUD	Mar. 31, 2017 USD ($)	Mar. 31, 2017 AUD	Mar. 31, 2016 USD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Discounted (but inflated) central estimate lower range value								$ 1,000,000,000	AUD 1,300,000,000
Discounted (but inflated) central estimate high range value								2,500,000,000	3,200,000,000
Undiscounted (but inflated) central estimate lower range value								1,200,000,000	1,600,000,000
Undiscounted (but inflated) central estimate high range value								$ 3,400,000,000	AUD 4,500,000,000
Potential increase in discounted central estimate								34.00%	34.00%
Secured standby loan facility maximum borrowing capacity								$ 244,600,000	AUD 320,000,000
Secured standby loan Facility maturity date								Nov. 01, 2030
Loan facility, outstanding balance								$ 52,400,000		$ 50,700,000
Rate of interest of Benchmark Bonds								6.00%
Maturity date of Benchmark Bonds								May 01, 2020
AICF Funding [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Debt Instrument Periodic payment		$ 91,100,000	AUD 120,700,000	$ 62,800,000	AUD 81,100,000	$ 113,000,000	AUD 119,900,000
Maximum percentage of Free Cash Flow contributed to AICF		35.00%	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
Net cash provided by operating activities		$ 260,400,000		$ 179,500,000		$ 322,800,000
AICF Funding [Member] | Scenario, Forecast [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Debt Instrument Periodic payment	$ 102,200,000